Annual Total Returns [BarChart] - Legg Mason International Low Volatility High Dividend ETF - Legg Mason International Low Volatility High Dividend ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	11.66%
Annual Return 2018	(5.44%)
Annual Return 2019	18.81%
Annual Return 2020	(8.79%)